Long-term Investment Securities - Details of Long-term Investment Securities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Investments in equity instruments that are not held for trading as financial assets at FVOCI	₩ 1,739,133	₩ 1,398,734